Secondary Mortgage Market Activities	12 Months Ended
Dec. 31, 2014
Transfers and Servicing of Financial Assets [Abstract]
Secondary Mortgage Market Activities
Secondary Mortgage Market Activities

Mortgage loans serviced for others are not included in the accompanying consolidated statements of condition.  The principal balances of these loans at December 31 are as follows:

	2014	2013
Mortgage loan portfolios serviced for:
Freddie Mac	$78,944,218	$87,060,823
Federal Home Loan Bank	$19,425,826	$20,700,145

Custodial escrow balances maintained in connection with serviced loans were approximately $1,514,000 and $1,575,000 at December 31, 2014 and 2013, respectively.

Activity for mortgage servicing rights and the related valuation allowance is as follows:

	2014	2013	2012

Balance at beginning of year	$410,860	$486,898	$522,346
Additions	50,008	85,555	141,516
Disposals	—	—	—
Amortized to expense	(124,214)	(161,593)	(176,964)
Balance at end of year	$336,654	$410,860	$486,898
Valuation allowance	$—	$—	$—

The fair value of mortgage servicing rights approximated $733,000 and $631,000 at year-end 2014 and 2013. Fair value at year-end 2014 and 2013 was determined using servicing multiples for similar assets as a percentage of the loans sold balance.  The mortgages servicing rights multiple used for year-end 2014 and 2013 was 0.75% and 0.59%, respectively.  As of December 2014 and 2013, no impairment was recorded for mortgage servicing rights.

The weighted average amortization period is eight years.  Estimated amortization expense for each of the next five years is:

2015	$97,980
2016	70,556
2017	50,934
2018	36,473
2019	25,952